Stock-based Compensation Plans - Schedule of Stock Option Information (Details) - 2012 Plan - Options	1 Months Ended
Feb. 28, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield (%)	3.80%
Expected volatility (%)	16.10%
Risk-free interest rate (%)	1.20%
Weighted average expected life (years)	5 years 7 months 6 days